Fair value measurements - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Apr. 17, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair Value Disclosures [Abstract]
Convertible notes (including deferred revenue of the VIE without recourse to the Company of RMB nil and RMB nil (US$ nil) as of December 31, 2017 and 2018, respectively)	¥ 216,179	$ 31,442	¥ 211,695	¥ 0